Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair value of financial instruments
Schedule of fair value of assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy

		December 31, 2011
Description	Total	Quoted Prices in Active Markets for Identical Assets	“Significant Other Observable Inputs”	“Significant Unobservable Inputs”
Assets:
“Available for sale” securities	$6,235	$6,235	$–	$–

Liabilities:
Interest rate hedge agreements	$32,980	$–	$32,980	$–

		December 31, 2010
Description	Total	Quoted Prices in Active Markets for Identical Assets	“Significant Other Observable Inputs”	“Significant Unobservable Inputs”
Assets:
“Available for sale” securities	$8,033	$8,033	$–	$–

Liabilities:
Interest rate hedge agreements	$44,645	$–	$44,645	$–

Schedule of the book and fair values of available for sale securities, interest rate hedge agreements, secured notes payable, unsecured line of credit, unsecured term loans, and unsecured convertible notes

	December 31,
	2011		2010
	Book Value	Fair Value	Book Value	Fair Value
“Available for sale” securities	$6,235	$6,235	$8,033	$8,033
Interest rate hedge agreements	32,980	32,980	44,645	44,645
Secured notes payable	724,305	810,128	790,869	865,939
Unsecured line of credit and unsecured bank term loans	1,970,000	1,982,700	1,498,000	1,438,751
Unsecured convertible notes	84,959	85,221	295,293	302,486